Segment Reporting - Schedule of Group’s Operations by Business Segment (Details) - CODM [Member] - CNY (¥) ¥ in Thousands		12 Months Ended
		Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Group’s Operations by Segment [Line items]
Net revenues		¥ 183,361
Operating costs and expenses:
Cost of revenues		(158,207)
Payroll expense and employee benefit expenses		(10,639)	(333)	(650)
Share-based compensation		(5,216)	(1,371)
Depreciation and Amortization expense		(9,514)
Rental expense		(781)
Credit impairment loss		(2,985)
Assets impairment loss		(57)
Impairment loss of equity-method investment		(239)
Others operating expenses		(19,415)	(5,588)	(5,109)
Total operating costs and expenses		(207,053)	(7,292)	(5,759)
Profit/(Loss) from operations		(23,692)	(7,292)	(5,759)
Interest (expense) income, net		(1,405)	149	518
Net gain (loss) from fair value change		(7,224)
Gain on disposal of subsidiaries		20,117
Investment income		(108)
Others, net		1,042	(14,747)	163
Gain/(Loss) before income taxes and share of loss of affiliates		(11,270)	(21,890)	(5,078)
Income tax benefit		383
Share of loss of affiliates		(10,354)
Net income/(loss) from continuing operations		(21,241)	(21,890)	(5,078)
Computing Power and Algorithm Solutions [Member]
Schedule of Group’s Operations by Segment [Line items]
Net revenues		153,734
Operating costs and expenses:
Cost of revenues		(137,544)
Payroll expense and employee benefit expenses		(2,088)
Share-based compensation
Depreciation and Amortization expense		(243)
Rental expense		(530)
Credit impairment loss		(2,981)
Assets impairment loss
Impairment loss of equity-method investment
Others operating expenses		(6,053)
Total operating costs and expenses		(149,439)
Profit/(Loss) from operations		4,295
Interest (expense) income, net		(1,136)
Net gain (loss) from fair value change		(480)
Gain on disposal of subsidiaries		20,117
Investment income
Others, net		1
Gain/(Loss) before income taxes and share of loss of affiliates		22,797
Income tax benefit		22
Share of loss of affiliates
Net income/(loss) from continuing operations		22,819
Smart Technology and New Energy Solutions [Member]
Schedule of Group’s Operations by Segment [Line items]
Net revenues		12,108
Operating costs and expenses:
Cost of revenues		(9,220)
Payroll expense and employee benefit expenses		(1,520)
Share-based compensation
Depreciation and Amortization expense		(6,238)
Rental expense		(25)
Credit impairment loss
Assets impairment loss
Impairment loss of equity-method investment
Others operating expenses		(1,994)
Total operating costs and expenses		(18,997)
Profit/(Loss) from operations		(6,889)
Interest (expense) income, net		(271)
Net gain (loss) from fair value change
Gain on disposal of subsidiaries
Investment income
Others, net		(134)
Gain/(Loss) before income taxes and share of loss of affiliates		(7,294)
Income tax benefit		310
Share of loss of affiliates		(10,354)
Net income/(loss) from continuing operations		(17,338)
Health And Wellness Products and Services [Member]
Schedule of Group’s Operations by Segment [Line items]
Net revenues		17,519
Operating costs and expenses:
Cost of revenues		(11,443)
Payroll expense and employee benefit expenses		(6,780)
Share-based compensation
Depreciation and Amortization expense		(3,033)
Rental expense		(226)
Credit impairment loss		(4)
Assets impairment loss		(57)
Impairment loss of equity-method investment		(239)
Others operating expenses		(1,868)
Total operating costs and expenses		(23,650)
Profit/(Loss) from operations		(6,131)
Interest (expense) income, net		2
Net gain (loss) from fair value change		7
Gain on disposal of subsidiaries
Investment income
Others, net		74
Gain/(Loss) before income taxes and share of loss of affiliates		(6,048)
Income tax benefit		51
Share of loss of affiliates
Net income/(loss) from continuing operations		(5,997)
Other [Member]
Schedule of Group’s Operations by Segment [Line items]
Net revenues	[1]
Operating costs and expenses:
Cost of revenues	[1]
Payroll expense and employee benefit expenses	[1]	(251)	(333)	(650)
Share-based compensation	[1]	(5,216)	(1,371)
Depreciation and Amortization expense	[1]
Rental expense	[1]
Credit impairment loss	[1]
Assets impairment loss	[1]
Impairment loss of equity-method investment	[1]
Others operating expenses	[1]	(9,500)	(5,588)	(5,109)
Total operating costs and expenses	[1]	(14,967)	(7,292)	(5,759)
Profit/(Loss) from operations	[1]	(14,967)	(7,292)	(5,759)
Interest (expense) income, net	[1]		149	518
Net gain (loss) from fair value change	[1]	(6,751)
Gain on disposal of subsidiaries	[1]
Investment income	[1]	(108)
Others, net	[1]	1,101	(14,747)	163
Gain/(Loss) before income taxes and share of loss of affiliates	[1]	(20,725)	(21,890)	(5,078)
Income tax benefit	[1]
Share of loss of affiliates	[1]
Net income/(loss) from continuing operations	[1]	¥ (20,725)	¥ (21,890)	¥ (5,078)

[1]	Other corporate expenses represent general and administrative expenses that cannot be allocated to segments for the years ended June 30, 2024, 2025 and 2026, respectively.